Balance Sheet Components (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Note 5—Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):
	September 30, 2022	December 31, 2021
Equipment	$866	$866
Furniture and fixtures	34	34
Leasehold improvements	68	68
Total property and equipment	968	968
Less: accumulated depreciation	(664)	(517)
Property and equipment, net	$304	$451
Depreciation expense for each of the three and nine months ended September 30, 2022 and 2021 was immaterial.
Prepaid and Other Current Assets
Prepaid and other current assets consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Angion Pty tax receivable	$7	$781
Prepaid insurance	1,103	275
Security deposit	101	131
Other	326	498
Total prepaid and other current assets	$1,537	$1,685
Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Accrued compensation	$356	$2,023
Accrued restructuring (Note 1)	2,072	—
Accrued direct research costs	1,999	764
Accrued operating expenses	481	432
Total accrued expenses	$4,908	$3,219

Note 5-Balance Sheet Components
R&D tax credit receivable
Angion also recorded an Australian tax credit as provided by the Australian Taxation Office for qualified research and development expenditures incurred through its subsidiary, Savara Australia Pty. Limited. Under Australian tax law, Australia remits a research and development tax credit equal to 43.5% of qualified research and development expenditures, not to exceed established thresholds. During the year ended December 31, 2021, Angion generated an Australian tax credit of $0.8 million which was included in prepaid expenses and other current assets on the consolidated balance sheets and Angion received the tax credit in January 2022.
Property and Equipment, Net
Angion’s property and equipment, net was comprised of the following (in thousands):
	December 31,
	2021	2020
Equipment	$866	$512
Furniture and fixtures	34	27
Leasehold improvements	68	43
Total property and equipment	968	582
Less: accumulated depreciation	(517)	(426)
Property and equipment, net	$451	$156
Depreciation expense for the years ended December 31, 2021 and 2020 was $0.1 million.
Prepaid and Other Current Assets
Prepaid and other current assets were comprised of the following (in thousands):
	December 31,
	2021	2020
Deferred Offering costs	$—	$1,978
Prepaid clinical fees	168	—
Business insurance	275	—
Security deposit	131	—
Convertible note receivable	—	5,000
Angion Pty tax	863	352
Other	248	360
Total prepaid and other current assets	$1,685	$7,690
Accrued Expenses
Accrued expenses were comprised of the following (in thousands):
	December 31,
	2021	2020
Accrued compensation	$1,274	$3,154
Accrued direct research costs	1,196	1,321
Accrued operating expenses	749	707
Accrued interest	—	1,483
Total accrued expenses	$3,219	$6,665